Victory Pioneer Floating Rate Fund Investment Strategy - Victory Pioneer Floating Rate Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in floating rate loans and other floating rate investments. Derivative investments that provide exposure to such floating rate securities or have similar economic characteristics may be used to satisfy the Fund’s 80% policy. Floating rate investments are securities and other instruments with interest rates that adjust or “float” periodically based on a specified interest rate or other reference and include senior secured floating rate loans, repurchase agreements, money market securities, and shares of money market and short term bond funds. The Fund also considers as floating rate instruments, and the Fund may invest without limit in, adjustable rate securities, fixed rate securities with durations of less than or equal to one year, securities of other investment companies (including mutual funds, exchange-traded funds, and closed-end funds) that invest primarily in floating rate instruments, and fixed rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed rate interest payments into floating rate interest payments. The Fund considers these investments as economic equivalents of floating rate instruments.Floating rate loans typically are rated below investment grade (debt securities rated below investment grade are commonly referred to as “junk bonds”). The Fund’s investments in floating rate loans typically hold a senior position in the borrower’s capital structure, but may also include unsecured or subordinated loans.The Fund’s investments also may include revolving credit facility loans, high-yield corporate bonds (also known as “junk bonds”), investment-grade fixed-income debt securities, preferred stocks and convertible securities. The Fund may receive debt securities or equity securities as a result of the general restructuring of the debt of an issuer, the restructuring of a floating rate loan, or as part of a package of securities acquired with a loan.The Fund may invest up to 35% of its total assets in debt securities of non-U.S. issuers, including emerging market issuers. The Fund does not currently intend to invest more than 25% of its total assets in any one non-U.S. country.The Fund may invest without limit in securities of any rating, including those of issuers that are in default. The Fund does not have a targeted maturity range for its portfolio. The Fund invests in securities of any maturity. The maturity of a fixed income security is a measure of the time remaining until final payment on the security is due. The Fund's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, floating rate, contingent, deferred, payment in kind and auction rate features. The Fund has the ability to invest in a broad range of issuers and segments of the debt securities market. The Fund may invest in securities of issuers in any market capitalization range, industry, or market sector.The Fund may invest in mortgage-related securities, including commercial mortgage-backed securities, collateralized mortgage obligations, credit risk transfer securities and “sub-prime” mortgages and asset-backed securities. The Fund’s investments in mortgage-related securities may include instruments, the underlying assets of which allow for balloon payments (where a substantial portion of a mortgage loan balance is paid at maturity, which can shorten the average life of the mortgage-backed instrument), or negative amortization payments (where as a result of a payment cap, payments on a mortgage loan are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed instrument).The Fund also may invest in U.S. government securities, zero coupon securities, subordinated debt securities, and insurance-linked securities.The Fund may, but is not required to, use derivatives, such as credit default swaps, forward foreign currency exchange contracts and bond and interest rate futures. The Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market price of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. The Fund also may hold cash and other short-term investments.The Adviser considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the Fund's investment objective. The Adviser selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and exposure to particular issuers and sectors. The Adviser also employs fundamental research to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. The Adviser may sell a portfolio security when it believes the security no longer will contribute to meeting the Fund’s investment objective. The Adviser makes that determination based on the same criteria it uses to select portfolio securities.